Victory California Bond Fund Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%		0.99%	2.25%
Lipper California Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.56%		0.80%	2.24%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.35%		0.91%	2.21%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.35%		0.91%	2.21%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.10%		1.35%	2.41%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.40%	0.79%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.13%)		0.21%	1.73%

[1]	Inception date of Institutional Shares is June 29, 2020.